EMPLOYEE BONUS PLAN 10K	12 Months Ended
Dec. 31, 2013
EMPLOYEE BONUS PLAN [Abstract]
EMPLOYEE BONUS PLAN
NOTE 15. EMPLOYEE BONUS PLAN

In 2010, our board of directors approved a cash incentive bonus plan.  As of December 31, 2013, the plan, as amended, provided for payment of $0.7 million to employees, still employed at the time of payments, when (i) we are cash flow positive, defined by our board as earnings before interest, taxes, depreciation, amortization and certain non-cash charges, and (ii) cash was available for the payments as determined by our board at its sole discretion.  In December 2013, our board approved payment of these bonuses and as of December 31, 2013, $0.6 million is accrued and unpaid.

In 2013, our board of directors approved an executive bonus plan which provided for payments of $0.3 million to employees, still employed at the time of payments, when cash was available for the payments as determined by our board at its sole discretion.  In 2013, our board approved payment of these bonuses and as of December 31, 2013, $0.2 million is accrued and unpaid.